Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and contingencies
Schedule of committed expenditures

			Commitment
	Commitment		expenditures
	expenditures in U.S.		equivalent in
	dollars		Mexican pesos(1)
2019	US$	76,559	Ps.	1,506,903
2020		136,936		2,695,298
2021		164,856		3,244,844
2022 and thereafter		691,836		13,617,339
	US$	1,070,187	Ps.	21,064,384
(1)	Using the exchange rate as of December 31, 2018 of Ps.19.6829.